Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:	INTANGIBLE ASSETS, NET

A.	Other Intangible Assets:

	Distribution rights	Customers’ relationship	Non-competition	Total
Balance as of January 1 and December 31, 2024	422	-	-	422
Changes during 2025
Amortization during 2025	(61)	-	-	(61)
Balance as of January 1 and December 31, 2025	361	-	-	361
Changes during six months period ended June 30, 2026
Acquisition during 2026*		639	-	639
Amortization during 2026	(150)	(40)	-	(190)
Balance as of June 30, 2026	$211	599	-	$810

*	In March 2026, as part of a settlement agreement, Qpaz Technologies Ltd. and Keren Lahav 3 L.P. (together, the "Counterparties") exercised a put option under a joint venture agreement dated August 26, 2024, pursuant to which the Company and Qpaz Technologies Ltd. had partnered for the sale of wire products for the defense and aviation industries.

Pursuant to the exercise of the put option, the Company acquired from the Counterparties their rights and obligations under the joint venture agreement for a total consideration of NIS 2,000,000 ($639,000).

Management determined that the consideration represented an intangible asset related to distribution rights and customer relationships. The useful life of the acquired intangible asset was estimated to be three years.

B.	Amortization expenses amounted to $190 and $61 for the period of six months ended June 30, 2026, and the year ended December 31, 2025, respectively.

C.	The changes in the carrying amount of goodwill during the period of six months ended June 30, 2026, and the year ended December 31, 2025, respectively are as follows:

Goodwill
Balance as of January 1 and December 31, 2024	4,188
Acquisition during 2025
Impairment of Goodwill	(1,200)
Balance as of January 1 and December 31, 2025	2,988
Changes during the six months period ended June, 30 2026	-
Impairment of Goodwill	-
Balance as of June 30, 2026	$2,988

(*)	As of June 30, 2026 the entire remaining balance of goodwill relates to the RFID segment

The Company operates in three reportable segments: Intelligent Robotics, RFID and Supply Chain Solutions. The Company’s goodwill was originally allocated to two reporting units, the RFID reporting unit and the Intelligent Robotics reporting unit. As of June 30, 2026 and December 31, 2025, all remaining goodwill related only to the RFID reporting unit.

The RFID segment includes one reporting unit with an allocated goodwill balance of approximately $2,988 as of June 30, 2026. The Company performed an impairment analysis as of December 31, 2024, using the income approach and concluded that the carrying value of the reporting unit exceeded its fair value. Accordingly, the Company recognized a goodwill impairment loss of $707.

As a result of negative factors, including decreases in revenue and profit, the Company performed an interim impairment analysis as of June 30, 2025. The Company concluded that the carrying value of the RFID reporting unit exceeded its fair value and recognized a goodwill impairment loss of $700. The interim impairment test was based on a valuation performed internally by management.

The annual impairment analysis as of December 31, 2025 resulted in an additional goodwill impairment loss of $500 for the RFID reporting unit. Accordingly, the Company recognized aggregate goodwill impairment losses of $1,200 for the year ended December 31, 2025. The annual impairment test was based on a valuation performed by management with the assistance of a third-party independent appraiser.

The most significant assumptions and judgments used in the discounted cash flow model under the income approach for the 2025 impairment test were projected cash flows for four years, including projected revenues, expenses and capital expenditures, the estimated weighted-average cost of capital, short-term and long-term growth rates, and market conditions. The measurement of the fair value of reporting units as part of the goodwill impairment analysis is classified as Level 3 within the fair value hierarchy.